Nonconsolidated variable interest entities (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Variable Interest Entity [Line Items]
Investments	$ 1,860,243	$ 1,514,783	$ 1,412,531
Bagatelle NY LA Investors, LLC [Member]
Variable Interest Entity [Line Items]
Investments	938,858	1,075,418	967,070
Bagatelle Little West 12 th Street, LLC [Member]
Variable Interest Entity [Line Items]
Investments	921,385	439,365	445,461
Bagatelle La Cienega, LLC [Member]
Variable Interest Entity [Line Items]
Investments